Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Remaining lease terms	5 years
Acquisition of asset under hire purchase	$ 0	$ 56,607	$ 73,406
Minimum [Member]
Leases [Line Items]
Remaining lease terms	8 months
Maximum [Member]
Leases [Line Items]
Remaining lease terms	45 months